DEFERRED TAX (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of deferred taxes [Abstract]
Disclosure of detailed information about deferred tax liabilities and assets [Text Block]
	2022	2021
	US$’000	US$’000
Deferred taxation analysed by major category:
Other timing differences	1,304	2,123
	1,304	2,123
Reconciliation of deferred taxation:
Opening balance	2,123	1,138
(Credit) debit to profit or loss for the year – continuing operations (Note 36)	(665)	547
Debit to profit or loss for the year – discontinued operation	-	637
Deferred tax on the actuarial gain	(45)	(25)
Exchange differences	(109)	(174)
Closing balance	1,304	2,123